                            DECHERT PRICE & RHOADS
                              1500 K Street, N.W.
                          Washington, D.C. 20005-1208

                           Telephone: (202) 626-3300

February 28, 1997

Pacific Select Fund
700 Newport Center Drive
Newport Beach, CA 92660

Dear Sirs:

As counsel for Pacific Select Fund (the "Fund") during the fiscal year ended December 31, 1996, we are familiar with the Fund's registration under the Investment Company Act of 1940 and with the registration statement relating to its shares of beneficial interest (the "Shares") under the Securities Act of 1933 (File No. 33-13954) (the "Registration Statement"). We have also examined such other corporate records, agreements, documents and instruments as we deemed appropriate.

Based upon the foregoing, it is our opinion with respect to 166,749,901 Shares for valuable consideration in the amount of $2,141,201,788, the registration of which is being made definite by the Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 ("Notice") being filed by the Fund for its fiscal year ended December 31, 1996, assuming such Shares were sold at the public offering price and delivered by the Fund against receipt of the net asset value of the Shares in compliance with the terms of the Registration Statement and the requirements of applicable law, that such Shares were, when sold, duly and validly authorized, legally and validly issued, fully paid, and non-assessable by the Fund.

We consent to the filing of this opinion in connection with the Notice on Form 24F-2 to be filed by the Fund with the Securities and Exchange Commission for the Fund's fiscal year ended December 31, 1996.

                                             Very truly yours,

                                             /s/ DECHERT PRICE & RHOADS
                                                  Dechert Price & Rhoads

APPENDIX I.         U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON D.C.  20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.
--------------------------------------------------------------------------------

1. Name and address of Issuer:     PACIFIC SELECT FUND
                                   700 NEWPORT CENTER DRIVE
                                   NEWPORT BEACH, CA 92660
--------------------------------------------------------------------------------

2. Name of each series or class of funds for which this notice is filed:

                SEE ATTACHED WORKSHEET
--------------------------------------------------------------------------------

3. Investment Company Act File Number:   811-5141

   Securities Act File Number:           33-13954
--------------------------------------------------------------------------------

4. Last day of fiscal year for which this notice is filed:

                   December 31, 1996
--------------------------------------------------------------------------------

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                  [_]
--------------------------------------------------------------------------------

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                 N/A
--------------------------------------------------------------------------------

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                NONE
--------------------------------------------------------------------------------

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                NONE
--------------------------------------------------------------------------------

9. Number and aggregate sale price of securities sold during the fiscal year:(1)

                         SEE ATTACHED WORKSHEET
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: (1)

                               SAME AS NUMBER 9
--------------------------------------------------------------------------------

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction C.7): (1)

            Number of shares:    307,071
        Aggregate sale price: $3,831,659
--------------------------------------------------------------------------------

12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year in reliance on rule
           24f-2 (from item 10):                                $ 205,311,723
                                                                -------------
     (ii)  Aggregate price of shares issued in connection
           with dividend reinvestment plans (from item 11,
           if applicable):                                      +   3,831,659
                                                                -------------
     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):              -  27,440,588
                                                                -------------
     (iv)  Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing
           fees pursuant to rule 24f-2 (if applicable):         +
                                                                -------------
     (v)   Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           [line (i), plus line (ii), less line (iii), plus
           Line (iv)] (if applicable):                            181,702,794
                                                                -------------
     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law
           or regulation (see instruction C.6):                 x      1/3300
                                                                -------------
     (vii) Fee due [line (I) or line (v) multiplied by
           Line (vi)]:                                              55,061.45
                                                                =============

Instructions:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.  See Instruction C.3.
--------------------------------------------------------------------------------
(1) The Pacific Select Fund (the "Fund") hereby makes definite the registration of 166,749,901 shares of the Fund under the Securities Act of 1933, as amended. Pursuant to the position of the Securities and Exchange Commission ("SEC") as set forth in instruction B.5. to Form 24f-2, the Fund calculates and pays registration fees pursuant to Rule 24f-2, under the Investment Company Act of 1940, as amended, only on those shares issued in the previous fiscal year to separate accounts, qualified plans, and other entities that are not registered with, and that do not pay registration fees to, the SEC.
--------------------------------------------------------------------------------
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                             [X]
     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                               February 25, 1997
--------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By   (Signature and Title)    /s/ DIANE N. LEDGER
                              --------------------------------------------------

Date    February 27, 1997     Diane N. Ledger, Vice President and
        -----------------     Assistant Secretary
                              --------------------------------------------------

Please print the name and title of the signing officer below the signature.
--------------------------------------------------------------------------------

PACIFIC SELECT FUND
FOR THE YEAR ENDED 12/31/96
RULE 24F-2 FEE

                                         #OF           DIVIDEND          # OF
PACIFIC SELECT FUND       SALES         SHARES        REINVESTED        SHARES
                       ------------   ----------   --------------   ------------
Money Market           156,564,609    15,730,145         787,101        78,448
Managed Bond             8,411,482       879,405       1,067,297       100,379
Government Securities      623,503        72,720         127,830        12,396
High Yield Bond            504,568        56,459          44,851         4,613
Growth                   6,331,850       347,189         509,928        27,202
Equity Income            4,685,848       260,033         274,740        14,946
Multi-Strategy           5,282,589       422,160         591,260        42,617
International            5,207,753       377,094         200,888        13,652
Equity Index             8,839,758       489,077         167,606         8,989
Growth LT                8,816,171       572,003          60,158         3,829
Agressive Equity            31,353         2,902               0             0
Emerging Markets            12,239         1,262               0             0
                       ------------   ----------   --------------   ------------
                       205,311,723    19,210,448       3,831,659       307,071
                       ------------   ----------   --------------   ------------
                                         # OF
                       REDEMPTIONS      SHARES
                       ------------   ----------
Money Market            19,990,805     1,990,631
Managed Bond             1,107,604       104,924
Government Securities      847,392        83,145
High Yield Bond             16,910         1,738
Growth                   1,365,226        72,198
Equity Income              298,071        16,173
Multi-Strategy             732,706        51,475
International            1,144,512        83,828
Equity Index             1,383,992        71,035
Growth LT                  549,393        35,801
Agressive Equity               244            23
Emerging Markets             3,733           366
                       ------------   ----------
                        27,440,588     2,511,336
                       ------------   ----------

PACIFIC SELECT FUND
FOR THE YEAR ENDED 12/31/96
RULE 24F-2 FEE


                                     (A)             (B)               (C)               (D)
                                                     TOTAL                               NET
                                    TOTAL          DIVIDEND           TOTAL             SALES
                                    SALES         REINVESTED       REDEMPTIONS       (REDEMPTIONS)
                                   -----------    ----------       -----------      ---------------
                                                                                    (A) + (B) - (C)
Money Market                       156,564,609       787,101        19,990,805         137,360,905
Managed Bond                         8,411,482     1,067,297         1,107,604           8,371,175
Government Securities                  623,503       127,830           847,392             (96,059)
High Yield Bond                        504,568        44,851            16,910             532,509
Growth                               6,331,850       509,928         1,365,226           5,476,552
Equity Income                        4,685,848       274,740           298,071           4,662,517
Multi-Strategy                       5,282,589       591,260           732,706           5,141,143
International                        5,207,753       200,888         1,144,512           4,264,129
Equity Index                         8,839,758       167,606         1,383,992           7,623,372
Growth LT                            8,816,171        60,158           549,393           8,326,936
Aggressive Equity                       31,353             0               244              31,109
Emerging Markets                        12,239             0             3,733               8,506
                                   -----------    ----------       -----------      ---------------
     TOTAL                         205,311,723     3,831,659        27,440,588         181,702,794
                                   -----------    ----------       -----------      ---------------

FEE CALCULATION:

                                  EDGAR            1/33 of 1%
                                  Method              Method
                                 -----------       -----------
                                  (a/b)              (a*b)
Sales Less Redemptions (a)       181,702,794       181,702,794
Rate                   (b)             3,300        0.00030303
                                 -----------       ------------
        Filing Fee                 55,061.45         55,061.40
                                 -----------       ------------

Fee due payable will be the higher of the two methods. If less than zero, no amount due.
                                 -----------
AMOUNT DUE                         55,061.45
                                 -----------